UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479
                                   ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                                           NOVEMBER 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?

                 FRANKLIN NEW YORK                     Eligible shareholders can
                TAX-FREE INCOME FUND                   sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS - RETIREMENT PLANS - 529 COLLEGE SAVINGS PLANS - SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:
Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT

Franklin New York Tax-Free Income Fund ....................................    7

Performance Summary .......................................................   12

Your Fund's Expenses ......................................................   15

Financial Highlights and Statement of Investments .........................   17

Financial Statements ......................................................   35

Notes to Financial Statements .............................................   39

Shareholder Information ...................................................   46


Semiannual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments as of 11/30/06**

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA ...................................................    65.8%
AA ....................................................    22.6%
A .....................................................     4.9%
BBB ...................................................     1.0%
Not Rated by S&P ......................................     5.7%

* Standard & Poor's (S&P) is the primary independent rating agency. Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**    Does not include short-term investments and other net assets.

RATINGS                                 MOODY'S                INTERNAL
AAA or Aaa                                  1.3%                   0.1%
AA or Aa                                    0.3%                     --
A                                           1.0%                   2.0%
BBB or Baa                                  0.5%                   0.2%
Below Investment Grade                      0.1%                   0.2%
-----------------------------------------------------------------------
Total                                       3.2%                   2.5%
--------------------------------------------------------------------------------

We are pleased to bring you Franklin New York Tax-Free Income Fund's semi-annual report for the period ended November 30, 2006.

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.

                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, increased from $11.72 on May 31, 2006, to $11.91 on November 30, 2006. The Fund's Class A shares paid dividends totaling 25.80 cents per share for the same period. 2 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.15%, based on an annualization of the current 4.30 cent per share monthly dividend and the maximum offering price of $12.44 on November 30, 2006. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.83% would need to earn a distribution rate of 7.13% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

New York's economic base continued to show signs of modest improvement. The greater New York City, Long Island and Hudson Valley area economies, coupled with strong profits and bonuses in the finance and insurance industries, remained the primary growth drivers. The securities markets and real estate in the City and downstate area also contributed to the state's economic growth. Additionally, the weak dollar benefited the state's tourism industry. However, manufacturing and upstate areas continued to lag. Although New York's employment growth typically trails the nation's, as of November 30, 2006, the state's 4.2% unemployment rate was lower than the 4.5% national rate. 3

At mid-year, New York's general fund improved due to $700 million in higher receipts and $400 million in lower spending than expected. 4 Personal income taxes drove the revenue improvements. As a result, there will likely be a $1.1 billion surplus, which the state intends to set aside to maintain its rainy day fund, cover risks to its financial plan, and reduce budget gaps in coming years. Although debt levels continued to be problematic, the state's debt ratios came within the range of other northeastern states. At 8.6% of consolidated general and debt service fund expenditures, debt service costs were manageable. 4

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.    Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "Research: New York State Dormitory Authority; Appropriations," RATINGSDIRECT, 11/16/06.


8 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2

--------------------------------------------------------------------------------------------
                                              DIVIDEND PER SHARE
                     -----------------------------------------------------------------------
MONTH                     CLASS A         CLASS B           CLASS C        ADVISOR CLASS
--------------------------------------------------------------------------------------------
June                    4.30 cents       3.77 cents        3.78 cents        4.39 cents
--------------------------------------------------------------------------------------------
July                    4.30 cents       3.77 cents        3.78 cents        4.39 cents
--------------------------------------------------------------------------------------------
August                  4.30 cents       3.77 cents        3.78 cents        4.39 cents
--------------------------------------------------------------------------------------------
September               4.30 cents       3.75 cents        3.75 cents        4.38 cents
--------------------------------------------------------------------------------------------
October                 4.30 cents       3.75 cents        3.75 cents        4.38 cents
--------------------------------------------------------------------------------------------
November                4.30 cents       3.75 cents        3.75 cents        4.38 cents
--------------------------------------------------------------------------------------------

Independent credit rating agency Standard & Poor's rated New York's general obligation debt AA with a stable outlook. 5 The rating and outlook reflected the state's deep and diversified economy, conservative budget management, and improved debt and capital planning management and policies.

MUNICIPAL BOND MARKET OVERVIEW

For the six-month period ended November 30, 2006, the municipal bond market continued to face moderate inflation expectations, mixed economic releases, volatile oil prices, concerns about the dollar, and geopolitical instability. Municipal bonds underperformed U.S. Treasury bonds for the six-month period. The Lehman Brothers Municipal Bond Index returned +4.53%, while the Lehman Brothers U.S. Treasury Index returned +5.63%. 6

During the period, the Federal Reserve Board (Fed) raised the federal funds target rate from 5.00% to 5.25%. Since June, the Fed left the rate at 5.25%, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

5.    This does not indicate Standard & Poor's rating of the Fund.

6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.


                                                           Semiannual Report | 9

With the economic and inflation outlook moderating, long-term interest rates trended lower during the reporting period. The municipal yield curve (the spread between short- and long-term interest rates) continued to flatten but remained steeper than the Treasury curve. According to Municipal Market Data, the 2-year municipal note yield declined 14 basis points (100 basis points equal one percentage point), the 10-year yield decreased 46 basis points and the 30-year yield fell 62 basis points during the period. 7 Consequently, long-maturity municipal bonds continued to perform comparatively well.

Motivated by a relatively low interest rate environment, along with expectations that rates might continue to rise, municipal bond issuers previously had been refunding higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result of generally higher interest rates in 2006, refunding activity declined substantially. So far in 2006, overall supply has been about 14% lighter than the same period in 2005. 8 Demand for municipal bonds remained strong over the first half of the Fund's fiscal year as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional buyers such as mutual funds, individuals, property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive. This broad base of buyers and tight bond supply supported the municipal bond market.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

7.    Source: Thomson Financial.

8.    Source: THE BOND BUYER.


10 | Semiannual Report

MANAGER'S DISCUSSION

Consistent with our income-oriented investment philosophy, the Fund tends to hold higher-coupon bonds, which generally exhibit less volatility when long-term interest rates change. These higher coupon bonds generally produce higher levels of income, which we can distribute to shareholders.

In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other exotic investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. 9 Also, as the alternative minimum tax (AMT) affects more individuals each year, we continued to avoid bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

9. Inverse floaters pay a variable coupon rate that changes in direction opposite to that of short-term interest rates, which can have the effect of adding leverage to a portfolio.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
11/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                               38.8%
--------------------------------------------------------------------------------
Transportation                                                            13.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                      11.7%
--------------------------------------------------------------------------------
Tax-Supported                                                              8.8%
--------------------------------------------------------------------------------
Utilities                                                                  8.8%
--------------------------------------------------------------------------------
Higher Education                                                           5.4%
--------------------------------------------------------------------------------
General Obligation                                                         4.5%
--------------------------------------------------------------------------------
Other Revenue                                                              3.8%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     3.2%
--------------------------------------------------------------------------------
Housing                                                                    1.3%
--------------------------------------------------------------------------------
Corporate-Backed                                                           0.6%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net asets.


                                                          Semiannual Report | 11

Performance Summary as of 11/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FNYTX)                         CHANGE     11/30/06     5/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.19       $11.91      $11.72
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.2580
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FTFBX)                         CHANGE     11/30/06     5/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.19       $11.89      $11.70
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.2256
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYIX)                         CHANGE     11/30/06     5/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.19       $11.90      $11.71
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.2259
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FNYAX)                   CHANGE     11/30/06     5/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.19       $11.92      $11.73
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/06-11/30/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.2631
--------------------------------------------------------------------------------


12 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH             1-YEAR       5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +3.88%             +5.37%      +28.38%        +70.63%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -0.54%             +0.92%       +4.21%         +5.03%
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                              -0.20%       +4.33%         +5.03%
------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                 4.15%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              7.13%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         3.17%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          5.45%
------------------------------------------------------------------------------------------------------
                                                                                           INCEPTION
CLASS B                                      6-MONTH             1-YEAR       5-YEAR        (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +3.51%             +4.79%      +24.80%        +40.02%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -0.49%             +0.79%       +4.19%         +4.34%
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                              -0.30%       +4.30%         +4.26%
------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                 3.79%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              6.51%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         2.76%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          4.74%
------------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH             1-YEAR       5-YEAR       10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +3.60%             +4.79%      +24.76%        +61.24%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +2.60%             +3.79%       +4.52%         +4.89%
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                              +2.69%       +4.63%         +4.89%
------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                 3.78%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              6.50%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         2.77%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          4.76%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                              6-MONTH             1-YEAR       5-YEAR       10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +3.92%             +5.55%      +28.93%        +71.51%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +3.92%             +5.55%       +5.21%         +5.54%
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 3                              +4.35%       +5.30%         +5.53%
------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                 4.41%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5              7.58%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                         3.40%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                          5.84%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 13

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/06 for the maximum combined effective federal and New York state and City personal income tax rate of 41.83%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/06.

7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +29.60% and +5.15%.


14 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.


-----------------------------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                    VALUE 6/1/06         VALUE 11/30/06     PERIOD* 6/1/06-11/30/06
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000              $1,038.80                $3.07
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000              $1,022.06                $3.04
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000              $1,035.10                $5.92
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000              $1,019.25                $5.87
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000              $1,036.00                $5.92
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000              $1,019.25                $5.87
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000              $1,039.20                $2.61
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000              $1,022.51                $2.59
-----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.60%; B: 1.16%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


16 | Semiannual Report

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                       -------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED
                                       NOVEMBER 30,
                                           2006                                    YEAR ENDED MAY 31,
CLASS A                                (UNAUDITED)            2006            2005            2004            2003            2002
                                       -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period   $     11.72     $     12.01     $     11.64     $     12.22     $     11.65     $     11.62
                                       -------------------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........          0.26            0.52            0.54            0.55            0.57            0.59

 Net realized and unrealized
  gains (losses) ...................          0.19           (0.29)           0.37           (0.58)           0.57            0.04
                                       -------------------------------------------------------------------------------------------
Total from investment operations ...          0.45            0.23            0.91           (0.03)           1.14            0.63
                                       -------------------------------------------------------------------------------------------
Less distributions from net
  investment income ................         (0.26)          (0.52)          (0.54)          (0.55)          (0.57)          (0.60)
                                       -------------------------------------------------------------------------------------------
Redemption fees ....................            -- d            -- d            -- d            --              --              --
                                       -------------------------------------------------------------------------------------------
Net asset value, end of period .....   $     11.91     $     11.72     $     12.01     $     11.64     $     12.22     $     11.65
                                       ===========================================================================================

Total return c .....................          3.88%           1.95%           7.95%          (0.27)%         10.06%           5.55%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..   $ 4,438,896     $ 4,351,378     $ 4,497,924     $ 4,429,312     $ 4,828,889     $ 4,609,318

Ratio to average net assets:

 Expenses ..........................          0.60% e         0.60%           0.60%           0.60%           0.60%           0.59%

 Net investment income .............          4.39% e         4.41%           4.50%           4.62%           4.81%           5.09%

Portfolio turnover rate ............          3.23%           9.71%          10.97%          10.35%          13.44%           9.57%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin New York Tax-Free Income Fund

                                      ----------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                      NOVEMBER 30,
                                          2006                             YEAR ENDED MAY 31,
CLASS B                                (UNAUDITED)        2006         2005         2004         2003        2002
                                      ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period     $  11.70     $  11.99     $  11.61     $  12.20     $  11.63     $  11.61
                                         -------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........         0.23         0.45         0.47         0.48         0.50         0.53

 Net realized and unrealized
  gains (losses) ...................         0.19        (0.29)        0.38        (0.59)        0.57         0.03
                                         -------------------------------------------------------------------------
Total from investment operations ...         0.42         0.16         0.85        (0.11)        1.07         0.56
                                         -------------------------------------------------------------------------
Less distributions from net
 investment income .................        (0.23)       (0.45)       (0.47)       (0.48)       (0.50)       (0.54)
                                         -------------------------------------------------------------------------
Redemption fees ....................           -- d         -- d         -- d         --           --           --
                                         -------------------------------------------------------------------------

Net asset value, end of period .....     $  11.89     $  11.70     $  11.99     $  11.61     $  12.20     $  11.63
                                         =========================================================================

Total return c .....................         3.51%        1.38%        7.46%       (0.91)%       9.46%        4.88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..     $199,823     $207,209     $231,020     $231,664     $233,767     $160,194

Ratio to average net assets:

 Expenses ..........................         1.16% e      1.16%        1.16%        1.16%        1.17%        1.16%

 Net investment income .............         3.83% e      3.85%        3.94%        4.06%        4.24%        4.53%

Portfolio turnover rate ............         3.23%        9.71%       10.97%       10.35%       13.44%        9.57%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

                                      ---------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                      NOVEMBER 30,
                                          2006                            YEAR ENDED MAY 31,
CLASS C                                (UNAUDITED)       2006         2005         2004         2003         2002
                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period    $  11.71     $  12.00     $  11.63     $  12.22     $  11.64     $  11.62
                                      ---------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........        0.23         0.45         0.47         0.48         0.50         0.53

 Net realized and unrealized
  gains (losses) ...................        0.19        (0.29)        0.37        (0.59)        0.58         0.03
                                      ---------------------------------------------------------------------------

Total from investment operations ...        0.42         0.16         0.84        (0.11)        1.08         0.56
                                      ---------------------------------------------------------------------------
Less distributions from net
  investment income ................       (0.23)       (0.45)       (0.47)       (0.48)       (0.50)       (0.54)
                                      ---------------------------------------------------------------------------
Redemption fees ....................        -- d         -- d         -- d           --           --           --
                                      ---------------------------------------------------------------------------

Net asset value, end of period .....    $  11.90     $  11.71     $  12.00     $  11.63     $  12.22     $  11.64
                                      ===========================================================================

Total return c .....................        3.60%        1.38%        7.36%       (0.91)%       9.55%        4.86%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..    $255,431     $245,444     $235,805     $231,051     $242,965     $188,642

Ratio to average net assets:

 Expenses ..........................        1.16% e      1.16%        1.16%        1.16%        1.17%        1.16%

 Net investment income .............        3.83% e      3.85%        3.94%        4.06%        4.24%        4.53%

Portfolio turnover rate ............        3.23%        9.71%       10.97%       10.35%       13.44%        9.57%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin New York Tax-Free Income Fund

                                       SIX MONTHS
                                         ENDED
                                      NOVEMBER 30,
                                          2006                            YEAR ENDED MAY 31,
ADVISOR CLASS                          (UNAUDITED)        2006         2005         2004         2003         2002 f
                                      -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period     $  11.73     $  12.02     $  11.64     $  12.23     $  11.65     $  11.68
                                      -------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........         0.26         0.53         0.55         0.56         0.58         0.40

 Net realized and unrealized
  gains (losses) ...................         0.19        (0.29)        0.38        (0.59)        0.58        (0.08)
                                      -------------------------------------------------------------------------------

Total from investment operations ...         0.45         0.24         0.93        (0.03)        1.16         0.32
                                      -------------------------------------------------------------------------------
Less distributions from net
 investment income .................        (0.26)       (0.53)       (0.55)       (0.56)       (0.58)       (0.35)
                                      -------------------------------------------------------------------------------

Redemption fees ....................         -- d         -- d         -- d           --           --           --
                                      -------------------------------------------------------------------------------

Net asset value, end of period .....     $  11.92     $  11.73     $  12.02     $  11.64     $  12.23     $  11.65
                                      ===============================================================================

Total return c .....................         3.92%        2.04%        8.14%       (0.26)%      10.24%        2.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..     $ 48,262     $ 44,308     $ 30,487     $ 22,470     $ 18,278     $ 14,054

Ratios to average net assets:

 Expenses ..........................         0.51% e      0.51%        0.51%        0.51%        0.52%        0.51% e

 Net investment income .............         4.48% e      4.50%        4.59%        4.71%        4.89%        5.16% e

Portfolio turnover rate ............         3.23%        9.71%       10.97%       10.35%       13.44%        9.57%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for period less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     For the period October 1, 2001 (effective date) to May 31, 2002.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)98.6%
MUNICIPAL BONDS 98.6%
NEW YORK 97.9%
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ...................   $ 5,250,000   $ 5,307,225
Albany IDA Civic Facility Revenue,
   Albany Medical Center Project, 6.00%, 5/01/19 ..................................................     1,270,000     1,305,293
   Albany Medical Center Project, 6.00%, 5/01/29 ..................................................     1,460,000     1,497,916
   St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 .....................................     2,750,000     2,976,160
Albany Parking Authority Revenue, Refunding, Series A, 5.625%,
   7/15/20 ........................................................................................     1,250,000     1,348,400
   7/15/25 ........................................................................................     1,000,000     1,082,680
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student Housing Corp.,
   Series A, AMBAC Insured, 5.125%, 8/01/20 .......................................................     1,410,000     1,526,494
   Series A, AMBAC Insured, 5.25%, 8/01/31 ........................................................     5,055,000     5,469,965
   Series B, AMBAC Insured, 5.625%, 8/01/20 .......................................................     1,690,000     1,827,938
   Series B, AMBAC Insured, 5.75%, 8/01/25 ........................................................     3,050,000     3,310,744
   Series B, AMBAC Insured, 5.75%, 8/01/30 ........................................................     3,440,000     3,727,928
   Series B, AMBAC Insured, 5.25%, 8/01/31 ........................................................     1,000,000     1,084,340
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
   11/01/24 .......................................................................................     9,000,000     9,644,580
   11/01/25 .......................................................................................    12,000,000    12,852,000
   11/01/26 .......................................................................................    14,250,000    15,261,750
Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ...................     8,075,000     8,086,547
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ..............................     4,605,000     5,466,043
Dutchess County IDA Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 ................    16,000,000    17,203,840
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
   5.00%, 9/01/21 .................................................................................     2,835,000     3,013,718
   5.125%, 9/01/31 ................................................................................     5,045,000     5,383,368
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
   10/01/30 .......................................................................................     3,000,000     3,186,600
   10/01/35 .......................................................................................     1,500,000     1,588,755
Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ......................................       675,000       676,303
Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ....................    25,000,000    29,881,500
Long Island Power Authority Electric System Revenue,
   General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 ................................     5,000,000     5,174,800
   General, Series A, FSA Insured, Pre-Refunded, 5.00%, 12/01/18 ..................................    10,000,000    10,313,600
   General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 .................................     9,170,000     9,474,077
   General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 .................................    19,040,000    19,671,366
   General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 .................................    15,060,000    15,694,779
   General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 .................................     9,000,000     9,314,640
   General, Series A, Pre-Refunded, 5.75%, 12/01/24 ...............................................    15,000,000    15,632,250
   General, Series B, 5.00%, 12/01/35 .............................................................     5,000,000     5,354,850
   General, Series C, 5.00%, 9/01/35 ..............................................................    16,000,000    17,159,040
   Series A, AMBAC Insured, 5.00%, 9/01/29 ........................................................    24,000,000    25,664,880
   Series A, AMBAC Insured, 5.00%, 9/01/34 ........................................................    20,670,000    22,061,298
Madison County IDA Civic Facility Revenue, Colgate University Project,
 Series B, 5.00%, 7/01/33 .........................................................................     2,000,000     2,110,980

                                                          Semiannual Report | 21

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL
                                                                                          AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Middleburg Central School District GO, FGIC Insured,
   4.60%, 8/15/17 ..................................................................   $ 1,045,000   $ 1,088,848
   4.625%, 8/15/18 .................................................................     1,155,000     1,202,829
   4.625%, 8/15/19 .................................................................     1,210,000     1,258,400
   4.75%, 8/15/20 ..................................................................     1,270,000     1,324,889
   4.75%, 8/15/21 ..................................................................     1,330,000     1,383,732
Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .     1,285,000     1,290,667
Monroe County Water Authority Water Revenue,
   5.15%, 8/01/22 ..................................................................     1,000,000     1,068,100
   5.25%, 8/01/36 ..................................................................     2,250,000     2,407,770
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
   Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
    7/01/29 ........................................................................     5,710,000     6,075,840
    7/01/34 ........................................................................     3,000,000     3,198,270
MTA Commuter Facilities Revenue,
   Series 8, Pre-Refunded, 5.50%, 7/01/21 ..........................................     5,000,000     5,570,000
   Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ............................     8,655,000     9,282,055
   Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ...........................    10,000,000    10,368,100
   Series A, Pre-Refunded, 6.00%, 7/01/24 ..........................................     5,575,000     5,916,246
   Series A, Pre-Refunded, 5.25%, 7/01/28 ..........................................    18,300,000    19,625,835
   Series A, Pre-Refunded, 6.125%, 7/01/29 .........................................     9,625,000    10,243,502
   Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 .........................    19,100,000    19,977,836
   Series R, Pre-Refunded, 5.50%, 7/01/17 ..........................................     2,000,000     2,278,080
MTA Dedicated Tax Fund Revenue,
   Refunding, Series A, 5.00%, 11/15/30 ............................................    25,000,000    26,256,500
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ............................    27,260,000    29,369,379
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ...........................    39,685,000    42,328,418
   Series A, FSA Insured, 5.00%, 11/15/28 ..........................................    41,575,000    44,115,648
   Series A, FSA Insured, 5.00%, 11/15/32 ..........................................    71,685,000    75,948,107
   Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 .............................    25,800,000    28,297,440
   Series A, MBIA Insured, 5.00%, 11/15/35 .........................................    45,430,000    49,165,255
   Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ............................    20,500,000    21,764,440
   Series B, MBIA Insured, 4.75%, 11/15/26 .........................................     5,200,000     5,469,308
MTA Revenue,
   Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ..............................    22,010,000    23,342,926
   Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ..............................    34,000,000    36,863,820
   Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ...............................    68,130,000    72,070,639
   Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 .............................    15,000,000    16,081,350
   Refunding, Series E, 5.25%, 11/15/31 ............................................    15,000,000    16,064,850
   Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 .............................     5,000,000     5,360,450
   Series A, FGIC Insured, 5.00%, 11/15/32 .........................................    10,355,000    10,996,596
   Series B, 5.25%, 11/15/32 .......................................................    28,720,000    31,040,002
   Transportation, Series A, 5.00%, 11/15/35 .......................................    10,000,000    10,703,400
   Transportation, Series F, 5.00%, 11/15/35 .......................................    11,000,000    11,709,390


22 | Semiannual Report

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
MTA Service Contract Revenue,
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ............................   $ 7,500,000   $ 6,577,050
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ............................     7,590,000     6,412,867
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ............................     2,065,000     1,613,446
   Refunding, Series A, 5.125%, 1/01/29 ..............................................     6,000,000     6,370,920
   Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ................................    50,000,000    53,973,000
   Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .................................    12,760,000    13,502,377
   Series B, 5.375%, 1/01/30 .........................................................    50,000,000    53,946,000
   Series B, MBIA Insured, 5.00%, 1/01/31 ............................................    22,290,000    23,495,220
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 .............................    13,125,000    11,961,994
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 .............................     9,000,000     7,892,460
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 .............................    15,380,000    12,483,485
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 .............................     7,935,000     6,199,854
MTA Transit Facilities Revenue, Series A,
   MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 .......................................     8,000,000     8,213,840
   Pre-Refunded, 5.50%, 7/01/22 ......................................................    16,170,000    16,741,609
   Pre-Refunded, 6.00%, 7/01/24 ......................................................     7,000,000     7,428,470
   Pre-Refunded, 5.625%, 7/01/27 .....................................................    14,440,000    14,977,890
   Pre-Refunded, 6.125%, 7/01/29 .....................................................    11,595,000    12,340,095
Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
 6.50%, 7/15/27 ......................................................................    15,000,000    16,253,850
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 5.75%, 8/01/29 ........................................................    36,040,000    38,744,442
New York City GO,
   Citysavers, Series B, zero cpn., 8/01/09 ..........................................     8,875,000     8,016,077
   Citysavers, Series B, zero cpn., 8/01/10 ..........................................     2,690,000     2,335,781
   Citysavers, Series B, zero cpn., 6/01/12 ..........................................     1,030,000       890,909
   Citysavers, Series B, zero cpn., 12/01/12 .........................................     1,030,000       873,440
   Citysavers, Series B, zero cpn., 6/01/13 ..........................................     1,030,000       855,230
   Citysavers, Series B, zero cpn., 12/01/13 .........................................     1,030,000       837,225
   Citysavers, Series B, zero cpn., 6/01/14 ..........................................     1,030,000       819,447
   Citysavers, Series B, zero cpn., 12/01/14 .........................................     1,030,000       801,886
   Citysavers, Series B, zero cpn., 6/01/15 ..........................................     1,030,000       784,551
   Citysavers, Series B, zero cpn., 12/01/15 .........................................     1,030,000       767,432
   Citysavers, Series B, zero cpn., 6/01/16 ..........................................     1,030,000       750,551
   Citysavers, Series B, zero cpn., 12/01/16 .........................................     1,030,000       733,885
   Citysavers, Series B, zero cpn., 6/01/17 ..........................................     1,030,000       717,457
   Citysavers, Series B, zero cpn., 12/01/17 .........................................     1,030,000       701,265
   Citysavers, Series B, zero cpn., 6/01/18 ..........................................     1,030,000       685,290
   Citysavers, Series B, zero cpn., 12/01/18 .........................................     1,005,000       653,310
   Citysavers, Series B, zero cpn., 6/01/19 ..........................................     1,030,000       654,060
   Citysavers, Series B, zero cpn., 12/01/19 .........................................     1,030,000       639,599
   Citysavers, Series B, zero cpn., 6/01/20 ..........................................    10,000,000     5,648,300
   Fiscal 2003, Series I, 5.00%, 3/01/29 .............................................    10,000,000    10,501,600
   Fiscal 2003, Series I, 5.00%, 3/01/30 .............................................    14,785,000    15,526,616
   Pre-Refunded, 5.50%, 5/15/24 ......................................................     8,920,000     9,570,090
   Refunding, 5.50%, 5/15/24 .........................................................     1,080,000     1,154,358
   Refunding, Series H, 6.125%, 8/01/25 ..............................................       285,000       292,333


                                                          Semiannual Report | 23

Franklin New York Tax-Free Income Fund

--------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City GO, (continued)
   Series A, FSA Insured, 6.00%, 5/15/30 ...............................................   $ 1,095,000   $ 1,184,637
   Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 .................................     5,155,000     5,622,404
   Series B, 7.00%, 2/01/18 ............................................................        25,000        25,031
   Series C, 7.00%, 2/01/12 ............................................................       705,000       708,581
   Series C, FSA Insured, 5.125%, 3/15/25 ..............................................     6,500,000     6,908,005
   Series D, 8.00%, 8/01/17 ............................................................         5,000         5,033
   Series D, 7.50%, 2/01/18 ............................................................         5,000         5,007
   Series D, 5.125%, 8/01/19 ...........................................................     1,985,000     2,093,957
   Series D, 5.25%, 8/01/21 ............................................................    10,200,000    10,395,228
   Series D, 5.25%, 10/15/23 ...........................................................     5,000,000     5,399,550
   Series D, 5.50%, 6/01/24 ............................................................    16,160,000    17,609,714
   Series D, 5.00%, 10/15/29 ...........................................................     5,000,000     5,272,650
   Series D, 5.00%, 11/01/34 ...........................................................     5,000,000     5,297,600
   Series D, FGIC Insured, 5.25%, 8/01/21 ..............................................     5,355,000     5,460,601
   Series D, Pre-Refunded, 5.25%, 8/01/21 ..............................................     4,300,000     4,390,730
   Series D, Pre-Refunded, 5.50%, 6/01/24 ..............................................     7,785,000     8,544,193
   Series F, 5.30%, 1/15/26 ............................................................    31,035,000    33,358,590
   Series F, Pre-Refunded, 5.30%, 1/15/26 ..............................................    13,965,000    15,344,742
   Series G, Pre-Refunded, 6.00%, 10/15/26 .............................................     9,900,000    10,209,771
   Series H, 7.20%, 2/01/15 ............................................................         5,000         5,006
   Series H, FSA Insured, 5.375%, 8/01/27 ..............................................     8,510,000     8,810,914
   Series H, MBIA Insured, 5.125%, 8/01/25 .............................................     3,885,000     4,018,994
   Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ...............................       115,000       119,193
   Series H, Pre-Refunded, 6.125%, 8/01/25 .............................................     4,715,000     4,840,985
   Series I, Pre-Refunded, 6.25%, 4/15/27 ..............................................     9,500,000     9,688,385
   Series M, 5.00%, 4/01/35 ............................................................    10,000,000    10,621,400
New York City IDA Civic Facility Revenue,
   College of New Rochelle Project, 5.80%, 9/01/26 .....................................     1,500,000     1,552,860
   Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%,6/01/35 .............     7,820,000     8,383,978
   Institute of International Education Inc. Project, 5.25%, 9/01/21 ...................     1,530,000     1,634,178
   Institute of International Education Inc. Project, 5.25%, 9/01/31 ...................     5,235,000     5,558,732
   New York University Project, AMBAC Insured, 5.00%, 7/01/31 ..........................    18,000,000    18,852,120
   Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ................     3,925,000     4,128,001
New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38    59,000,000    63,635,630
New York City Municipal Finance Authority Water and Sewer System Revenue,
   2002, Series B, 5.00%, 6/15/26 ......................................................    25,000,000    26,067,750
   Series B, 5.00%, 6/15/36 ............................................................    25,000,000    26,882,250
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Fiscal, Refunding, Series C, 5.00%, 6/15/35 .........................................    10,000,000    10,617,700
   Refunding, Series B, 6.10%, 6/15/31 .................................................    11,005,000    11,979,053
   Refunding, Series B, 6.00%, 6/15/33 .................................................     6,040,000     6,554,789
   Refunding, Series D, 5.00%, 6/15/37 .................................................    14,865,000    15,885,631
   Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ..................................    34,175,000    36,388,856
   Second General Resolution, Series AA, 4.75%, 6/15/37 ................................    40,000,000    41,744,400
   Series A, FGIC Insured, 5.25%, 6/15/33 ..............................................     7,000,000     7,457,450
   Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ................................    19,315,000    20,563,328


24 | Semiannual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                                                                                AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)
   Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ...................................   $11,655,000   $12,338,333
   Series A, Pre-Refunded, 5.75%, 6/15/30 .................................................    41,190,000    43,852,110
   Series B, FGIC Insured, 5.125%, 6/15/30 ................................................    12,500,000    12,709,500
   Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ...................................    32,620,000    33,290,341
   Series B, Pre-Refunded, 5.75%, 6/15/26 .................................................    24,455,000    24,982,739
   Series B, Pre-Refunded, 6.10%, 6/15/31 .................................................     3,995,000     4,377,761
   Series B, Pre-Refunded, 6.00%, 6/15/33 .................................................    10,260,000    11,209,255
New York City Transitional Finance Authority Revenue,
   Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 .......................       870,000       908,654
   Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .........       495,000       517,226
   Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 .......................        55,000        58,099
   Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 .......................         5,000         5,154
   Future Tax Secured, 2005, Series A, Pre-Refunded, 5.125%, 8/15/21 ......................     6,120,000     6,247,908
   Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 .....................................     2,695,000     2,768,439
   Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 .......................       980,000     1,010,253
   Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 .....................................     3,710,000     3,843,449
   Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 .......................     5,515,000     5,825,770
   Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 .......................     1,505,000     1,572,575
   Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 .................     3,000,000     3,174,900
   Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ..................    15,000,000    15,976,350
   Future Tax Secured, Series A, 5.25%, 5/01/31 ...........................................     2,585,000     2,742,090
   Future Tax Secured, Series A, 5.25%, 8/01/31 ...........................................    30,605,000    33,304,055
   Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 .............................    15,805,000    16,534,559
   Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ...............       260,000       276,115
   Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ............................     8,815,000     9,000,282
   Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ............................    20,000,000    21,477,000
   Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 .............................     6,915,000     7,056,066
   Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 .............................    29,000,000    31,080,170
   Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 .............................    24,420,000    26,180,926
   Future Tax Secured, Series B, 5.00%, 5/01/30 ...........................................     7,520,000     7,937,661
   Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ............................    15,000,000    16,360,050
   Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ............................    16,800,000    18,041,016
   Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 .............................     4,430,000     4,679,630
   Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 .............................       320,000       329,878
   Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 .............................     8,655,000     9,043,609
   Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ............................    13,660,000    14,669,064
   Future Tax Secured, Series D, 5.00%, 2/01/27 ...........................................    62,025,000    65,723,551
   Future Tax Secured, Series E, 5.00%, 2/01/25 ...........................................     5,000,000     5,303,800
   Future Tax Secured, Series E, 5.00%, 2/01/27 ...........................................    10,000,000    10,596,300
   Future Tax Secured, Series E, 5.00%, 2/01/33 ...........................................    18,035,000    19,049,829
   Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ...................................     2,270,000     2,371,923
New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.25%, 1/01/29 .............................................................    79,840,000    84,687,885
New York City Trust Cultural Resources Revenue,
   Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ....................    15,500,000    16,554,310
   Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ............................    10,500,000    11,194,365


                                                          Semiannual Report | 25

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
   AMBAC Insured, 5.00%,
    11/15/35 ............................................................................   $33,130,000   $35,625,683
    11/15/44 ............................................................................    23,000,000    24,554,110
New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured,
 5.25%, 12/15/32 ........................................................................     1,525,000     1,650,553
New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
 AMBAC Insured, 5.25%, 6/01/21 ..........................................................    18,000,000    19,520,640
New York State Commissioner of General Services Revenue, People of the State of New York,
   Certificate of Lease Assessment,
    5.70%, 3/01/29 ......................................................................    62,640,210    65,221,613
    5.75%, 3/01/29 ......................................................................    33,614,940    35,035,844
New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 .......................     5,215,000     5,399,767
New York State Dormitory Authority Lease Revenue,
   Court Facilities, Pre-Refunded, 6.00%, 5/15/39 .......................................    58,245,000    63,427,058
   Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ............................     4,000,000     4,419,560
   Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ....................................    12,650,000    13,442,016
   State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ....     2,000,000     2,170,240
   State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ....     7,700,000     8,226,218
   State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ..................     5,500,000     5,905,570
   State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ......................     5,750,000     6,277,390
   State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 .......     1,365,000     1,433,632
   State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
    5.125%, 7/01/28 .....................................................................     3,435,000     3,607,712
   State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
    5.50%, 7/01/19 ......................................................................     5,090,000     5,392,499
   State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
    5.50%, 7/01/29 ......................................................................     9,250,000     9,799,727
New York State Dormitory Authority Revenue,
   FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ..........................................    45,000,000    49,014,900
   Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 .....................     4,000,000     4,275,640
   Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ......................     5,500,000     5,786,990
   School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ...........     9,500,000    10,033,995
   State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ...............     2,910,000     3,006,583
   Teachers College, MBIA Insured, 5.00%, 7/01/22 .......................................     2,885,000     3,055,821
   Teachers College, MBIA Insured, 5.00%, 7/01/32 .......................................     6,000,000     6,349,080
   Upstate Community Colleges, Series A, 5.00%, 7/01/27 .................................     3,720,000     3,911,357
   Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 ...................     7,365,000     7,900,362
New York State Dormitory Authority Revenues,
   Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ....................................     4,730,000     4,916,835
   City University System Consolidated, Fourth General, Series A, FGIC Insured,
    Pre-Refunded, 5.25%, 7/01/30 ........................................................    20,705,000    21,939,846
   City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 ..    12,000,000    12,869,400
   City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ......     5,000,000     5,197,800
   City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded,
    5.375%, 7/01/24 .....................................................................    14,300,000    14,865,708
   City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded,
    5.125%, 7/01/27 .....................................................................     6,680,000     6,926,826


26 | Semiannual Report

Franklin New York Tax-Free Income Fund

-------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                                                                            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   City University System Consolidated, Series C, 7.50%, 7/01/10 ......................   $10,665,000   $11,427,334
   City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 .................     1,500,000     1,573,035
   City University System Consolidated, Third General, Series 1, FSA Insured,
    Pre-Refunded, 5.50%, 7/01/29 ......................................................    38,375,000    40,655,626
   City University System Consolidated, Third, Refunding, Series 1, FGIC Insured,
    5.25%, 7/01/25 ....................................................................     4,100,000     4,273,471
   Concord Nursing Home Inc., 6.50%, 7/01/29 ..........................................     2,500,000     2,727,725
   Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29      9,700,000    10,393,453
   Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34    15,000,000    16,266,000
   Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 .....................     4,510,000     4,660,093
   Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ........................       490,000       504,029
   Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .....     5,000,000     5,254,150
   Ithaca College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/26 ........................     2,000,000     2,059,620
   Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 .....................    35,000,000    37,010,400
   Mental Health Services Facilities Improvement, Series A, AMBAC Insured,
    5.00%, 2/15/30 ....................................................................     5,000,000     5,346,150
   Mental Health Services Facilities Improvement, Series B, MBIA Insured,
    5.25%, 8/15/31 ....................................................................     4,160,000     4,442,714
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
    6.00%, 2/15/25 ....................................................................     5,460,000     5,875,670
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
    6.00%, 2/15/30 ....................................................................     4,300,000     4,627,359
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
    5.25%, 8/15/31 ....................................................................     3,975,000     4,278,889
   Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
    5.50%, 2/15/21 ....................................................................     1,015,000     1,086,172
   Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
    5.50%, 8/15/21 ....................................................................     2,065,000     2,209,798
   Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
    5.25%, 8/15/30 ....................................................................     4,460,000     4,734,424
   Mental Health Services Facilities Improvement, Series D, MBIA Insured,
    5.00%, 8/15/17 ....................................................................    22,985,000    23,678,457
   Mental Health Services Facilities Improvement, Series D, MBIA Insured,
    Pre-Refunded, 5.00%, 8/15/17 ......................................................        15,000        15,525
   Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 .....................     1,355,000     1,387,832
   Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .....................     9,070,000     9,289,766
   Mental Health, Pre-Refunded, 6.00%, 8/15/21 ........................................     1,600,000     1,639,536
   Mental Health, Refunding, Series B, 5.75%, 8/15/12 .................................     2,140,000     2,190,911
   Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 ..............................        25,000        25,603
   Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ..................................     6,000,000     6,418,020
   New School University, MBIA Insured, 5.00%, 7/01/31 ................................     2,500,000     2,618,350
   New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ....................     4,900,000     5,162,689
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 .......................     3,500,000     3,667,160
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 .......................     5,000,000     5,236,700
   New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ........................    15,200,000    16,255,792
   Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 .............    10,000,000    10,821,600


                                                          Semiannual Report | 27

Franklin New York Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                              AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 ...............   $10,500,000   $11,336,640
   Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ...........     2,435,000     2,589,233
   Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ...........     3,125,000     3,298,781
   Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 .....     7,750,000     8,292,112
   Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 .....     5,200,000     5,548,764
   Non State Supported Debt, Long Island University, Radian Insured, Pre-Refunded,
    5.125%, 9/01/23 .....................................................................       100,000       106,185
   Non State Supported Debt, Long Island University, Radian Insured, Pre-Refunded,
    5.25%, 9/01/28 ......................................................................        80,000        85,207
   Non State Supported Debt, Long Island University, Refunding, Radian Insured,
    5.125%, 9/01/23 .....................................................................     1,700,000     1,785,901
   Non State Supported Debt, Long Island University, Refunding, Radian Insured,
    5.25%, 9/01/28 ......................................................................     1,420,000     1,497,461
   Non State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 ....    10,060,000    10,717,622
   Non State Supported Debt, School Districts Bond Financing, Refunding, Series C,
    MBIA Insured, 5.00%, 4/01/35 ........................................................     7,525,000     8,058,297
   Non State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
    5.00%, 10/01/34 .....................................................................     5,000,000     5,395,350
   North Shore L.I. Jewish Group, 5.50%, 5/01/33 ........................................     2,500,000     2,701,175
   Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ..................     4,010,000     4,147,623
   Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ........................     8,435,000     8,820,733
   Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ............................     1,890,000     1,932,790
   Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..........................     2,000,000     2,065,240
   Rockefeller University, Series A1, 5.00%, 7/01/32 ....................................    11,500,000    12,204,605
   Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 .................    14,000,000    14,459,060
   Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ......................     6,500,000     6,704,620
   Skidmore College, FGIC Insured, 5.00%, 7/01/33 .......................................     6,565,000     7,052,189
   St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 .........................     1,000,000     1,049,330
   St. John's University, Refunding, MBIA Insured, 5.25%, 7/01/25 .......................     5,770,000     5,959,660
   St. John's University, Refunding, Series A, MBIA Insured, 5.25%, 7/01/25 .............     5,310,000     5,718,976
   State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ..................     1,725,000     1,835,624
   State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 .............     9,500,000    10,170,130
   Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ...................     7,690,000     8,131,714
   Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 6.00%, 8/15/21 .....       160,000       163,954
   Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28 .....     1,505,000     1,635,438
   Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
    Pre-Refunded, 5.25%, 8/15/31 ........................................................     1,865,000     2,007,579
   Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ..........        85,000        87,010
   Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .......       215,000       220,209
   Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 .......        95,000       101,225
   Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 .......        80,000        85,242
   Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
    6.00%, 2/15/25 ......................................................................       545,000       586,491
   Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
    6.00%, 2/15/30 ......................................................................       485,000       521,923
   Supported Debt, Mental Health, Series A, 5.75%, 8/15/22 ..............................        25,000        25,591


28 | Semiannual Report

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                               AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Supported Debt, Mental Health, Series A, Pre-Refunded, 5.75%, 8/15/22 .................   $    10,000   $    10,242
   Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ...............................        25,000        25,606
   Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 2/15/21 ..................        25,000        26,477
   Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 8/15/21 ..................        45,000        47,659
   Supported Debt, Mental Health, Series D, FSA Insured, 5.25%, 8/15/30 ..................       375,000       396,870
   Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 2/15/21 ....        95,000       101,661
   Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 8/15/21 ....       205,000       219,375
   Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%, 8/15/30 ....       165,000       175,152
   Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%, 5/15/17 .       420,000       433,205
   Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21     10,985,000    11,415,173
   Supported Debt, State University Educational Facilities, Refunding, 5.00%, 5/15/17 ....     3,180,000     3,276,354
   Supported Debt, State University Educational Facilities, Refunding, 5.125%, 5/15/21 ...     1,105,000     1,138,979
   Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/19 .......     4,610,000     4,792,971
   Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 .......    16,360,000    16,915,586
   Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/19 ....     2,620,000     2,743,716
   Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/28 ....     9,315,000     9,754,854
   The Highlands Living, FHA Insured, 6.60%, 2/01/34 .....................................     3,170,000     3,173,360
   Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 ....................     7,000,000     7,238,140
   Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ...................    11,845,000    12,256,377
   W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ..................................     6,800,000     6,953,884
   Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ....................................    13,260,000    14,424,493
   Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ....................................    23,510,000    25,494,244
New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series A,
   5.00%, 3/15/36 ........................................................................     7,395,000     7,969,000
   AMBAC Insured, 5.00%, 3/15/34 .........................................................    10,325,000    11,098,652
New York State Energy Research and Development Authority PCR, Niagara Mohawk
 Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ......................    20,000,000    20,965,600
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14      1,190,000     1,193,130
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds,
    Pooled Financing, Series B, 5.25%, 5/15/31 ...........................................     9,595,000    10,235,562
    Series C, 5.25%, 6/15/31 .............................................................    37,600,000    40,154,168
New York State HFA Service Contract Obligation Revenue,
   Series A, 6.50%, 3/15/24 ..............................................................       330,000       330,363
   Series A, 6.50%, 3/15/25 ..............................................................       860,000       870,200
   Series A, 6.00%, 3/15/26 ..............................................................       970,000       990,826
   Series A, Pre-Refunded, 6.375%, 9/15/15 ...............................................     4,430,000     4,529,010
   Series A-2003, 6.375%, 9/15/15 ........................................................        30,000        30,352
   Series C, 6.30%, 3/15/22 ..............................................................     1,950,000     1,951,989
   Series C, 5.50%, 3/15/25 ..............................................................    17,015,000    17,611,376
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
   Series A,
    FGIC Insured, 5.00%, 9/15/34 .........................................................    11,580,000    12,363,271
    Pre-Refunded, 5.125%, 9/15/28 ........................................................    12,425,000    13,560,769
    Pre-Refunded, 5.00%, 3/15/33 .........................................................     7,000,000     7,590,940


                                                          Semiannual Report | 29

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL
                                                                                          AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State HFAR,
   Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ........................   $ 4,260,000   $ 4,285,091
   Health Facilities of New York City, Refunding, Series A, 6.00%, 5/01/07 ..........    11,200,000    11,306,960
   Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 .........     2,400,000     2,440,656
   Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ......    20,235,000    20,662,768
   Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .....    26,865,000    27,461,134
   MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ....................       495,000       496,173
   MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ....................        75,000        75,181
   MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ..........................     2,280,000     2,287,433
   MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ............................       640,000       641,453
   MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 ...........................     2,500,000     2,506,125
   MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 .....................................        90,000        90,218
New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
 MBIA Insured, 4.875%, 4/01/20 ......................................................     4,080,000     4,191,180
New York State Medical Care Facilities Finance Agency Revenue,
   Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23    10,235,000    10,386,683
   Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 .................     7,200,000     7,207,776
   Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 ................     5,880,000     5,886,644
   Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ..................     2,200,000     2,210,538
   Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 .................    13,200,000    13,341,372
   Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ..........     1,115,000     1,116,082
   Security Mortgage, 2006, Series A, 6.375%, 11/15/20 ..............................     7,090,000     7,168,912
   Series A, FHA Insured, 6.125%, 2/15/15 ...........................................       265,000       266,259
   Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 .............................       810,000       813,953
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
   5.25%, 6/01/21 ...................................................................     5,110,000     5,517,318
   5.25%, 12/01/21 ..................................................................     8,025,000     8,664,673
   5.25%, 6/01/22 ...................................................................     3,400,000     3,664,928
   5.25%, 12/01/22 ..................................................................     5,000,000     5,389,600
   5.00%, 6/01/23 ...................................................................     5,925,000     6,243,350
   5.00%, 12/01/23 ..................................................................     3,000,000     3,161,190
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
 AMBAC Insured, 5.25%, 5/15/31 ......................................................     4,145,000     4,412,974
New York State Power Authority Revenue, Series A, 5.25%,
   11/15/30 .........................................................................     2,000,000     2,120,300
   11/15/40 .........................................................................     9,000,000     9,500,670
New York State Thruway Authority General Revenue,
   AMBAC Insured, 5.00%, 1/01/30 ....................................................    10,000,000    10,719,400
   Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ................................     5,500,000     5,619,020
   Refunding, Series G, FSA Insured, 5.00%, 1/01/30 .................................    10,000,000    10,779,600
   Series D, Pre-Refunded, 5.25%, 1/01/21 ...........................................    41,675,000    42,143,010
   Series D, Pre-Refunded, 5.375%, 1/01/27 ..........................................    10,975,000    11,208,767
New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
   Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ...............................    20,000,000    21,234,600
   Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ...............................    18,835,000    19,969,809
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 .............................     9,000,000     9,393,480
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 .............................     2,500,000     2,673,725


30 | Semiannual Report

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, (continued)
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 ......................................   $  2,500,000   $  2,673,725
   Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ....................................      2,000,000      2,160,320
   Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ....................................      2,000,000      2,160,320
New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
 Series A, 5.00%, 3/15/22 ....................................................................     14,270,000     15,053,138
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
   AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ..............................................     10,555,000     11,277,912
   Pre-Refunded, 5.75%, 4/01/19 ..............................................................     30,000,000     31,809,600
New York State Urban Development Corp. Revenue,
   Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ...................      3,000,000      3,064,590
   Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ...................     10,000,000     10,215,300
   Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ..........     14,000,000     14,491,541
   Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ..........     21,055,000     21,902,253
   Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
    6.00%, 1/01/29 ...........................................................................     34,135,000     36,185,489
   Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
    5.25%, 1/01/30 ...........................................................................     10,000,000     10,670,300
   Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ........................     12,000,000     12,427,800
   FGIC Insured, 5.00%, 3/15/29 ..............................................................      7,000,000      7,478,800
   Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 ...............      4,900,000      5,313,658
   Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 .............................      3,225,000      3,497,254
   Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 .............     20,000,000     21,692,200
   State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded,
    5.00%, 3/15/33 ...........................................................................     11,010,000     11,939,464
   State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 ...........      9,000,000      9,822,690
Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%, 6/15/28 ..      5,000,000      5,183,350
Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .........      9,000,000      9,555,480
Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
 Refunding, MBIA Insured, zero cpn., 4/01/30 .................................................     21,170,000      6,101,617
Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
 5.50%, 7/01/19 ..............................................................................      3,400,000      3,593,426
Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County Nursing Home,
   Series A, 6.90%, 6/01/24 ..................................................................      9,495,000      9,551,305
   Series B, 6.90%, 6/01/24 ..................................................................      3,175,000      3,193,828
Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
   10/15/27 ..................................................................................      3,885,000      4,240,011
   10/15/28 ..................................................................................      2,000,000      2,182,760
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
   10/15/29 ..................................................................................     22,500,000     24,176,475
   10/15/32 ..................................................................................    104,975,000    112,576,240
St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
 5.50%, 7/01/29 ..............................................................................      6,000,000      6,326,160
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
 AMBAC Insured, 5.00%, 4/15/16 ...............................................................      2,720,000      2,844,059
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
   5.25%, 1/01/16 ............................................................................      4,000,000      3,697,280
   5.375%, 1/01/23 ...........................................................................      4,760,000      4,208,935


                                                          Semiannual Report | 31

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 .   $ 7,510,000   $    8,149,476
Triborough Bridge and Tunnel Authority Revenues,
   Convention Center Project, Series E, zero cpn., 1/01/12 .............................    21,625,000       17,689,466
   General Purpose, Refunding, Series A, 5.00%, 1/01/27 ................................    34,500,000       36,278,820
   General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ..................     3,770,000        3,971,469
   General Purpose, Refunding, Series B, 5.125%, 11/15/29 ..............................    17,175,000       18,290,688
   General Purpose, Refunding, Series B, 5.00%, 11/15/32 ...............................    10,000,000       10,540,400
   General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 .................    10,000,000       10,654,800
   General Purpose, Series A, 5.00%, 1/01/32 ...........................................     6,110,000        6,396,376
   General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ...............    20,230,000       21,647,921
   General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ............................    24,310,000       26,154,157
   General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 .............................    34,340,000       36,746,891
   General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...............     4,110,000        4,791,274
   General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 .............................    15,000,000       17,486,400
   General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .............................    32,185,000       37,782,615
   General, Series A, 5.00%, 11/15/35 ..................................................     9,155,000        9,868,724
   Refunding, MBIA Insured, 5.00%, 11/15/26 ............................................    10,000,000       10,622,000
   Refunding, MBIA Insured, 5.00%, 11/15/32 ............................................    22,875,000       24,285,244
   Series A, FGIC Insured, 5.00%, 1/01/32 ..............................................     1,970,000        2,075,277
   sub. bond, AMBAC Insured, 5.00%, 11/15/28 ...........................................    15,000,000       16,023,150
TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1,
   Pre-Refunded, 6.25%,
    7/15/27 ............................................................................    35,000,000       37,709,000
    7/15/34 ............................................................................    40,000,000       43,096,000
United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
   7/01/23 .............................................................................     2,500,000        2,545,575
   7/01/25 .............................................................................     2,000,000        2,036,260
Utica IDA Civic Facility Revenue,
   Munson-Williams-Proctor Institute, 5.40%, 7/15/30 ...................................     1,000,000        1,077,980
   Munson-Williams-Proctor Institute Project, Series A, 5.50%, 7/15/29 .................     5,170,000        5,514,735
   Munson-Williams-Proctor Institute Project, Series A, Pre-Refunded, 5.50%, 7/15/29 ...     4,745,000        5,067,565
Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27     8,115,000        8,702,607
Westchester Tobacco Asset Securitization Corp. Revenue,
   Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ..................................    15,000,000       16,739,400
   Refunding, 5.00%, 6/01/26 ...........................................................     2,000,000        2,048,620
   Refunding, 5.125%, 6/01/38 ..........................................................     7,000,000        7,196,350
Yonkers GO,
   Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 ...................................     7,710,000        8,298,196
   Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 ...................................    17,130,000       18,320,192
   Series A, AMBAC Insured, 5.00%, 9/01/31 .............................................    12,490,000       13,478,082
                                                                                                         --------------
                                                                                                          4,836,221,975
                                                                                                         --------------


32 | Semiannual Report

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 0.7%
  PUERTO RICO 0.6%
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.00%, 7/01/36 .......................................................................   $ 4,000,000   $    4,246,720
      5.50%, 7/01/36 .......................................................................    10,000,000       11,132,400
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series A, 5.00%, 7/01/38 ....................................................    12,000,000       12,252,960
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 .............................................     4,000,000        4,260,840
                                                                                                             --------------
                                                                                                                 31,892,920
                                                                                                             --------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 .............................................................................     2,500,000        2,595,100
      10/01/18 .............................................................................     2,500,000        2,592,850
                                                                                                             --------------
                                                                                                                  5,187,950
                                                                                                             --------------
  TOTAL U.S. TERRITORIES ...................................................................                     37,080,870
                                                                                                             --------------
  TOTAL LONG TERM INVESTMENTS (COST $4,549,120,945) ........................................                  4,873,302,845
                                                                                                             --------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  NEW YORK 0.1%
a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
    3.65%, 5/01/33 .........................................................................     3,400,000        3,400,000
a New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.66%,
    11/01/39 ...............................................................................       100,000          100,000
                                                                                                             --------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,500,000) ...........................................                      3,500,000
                                                                                                             --------------
  TOTAL INVESTMENTS (COST $4,552,620,945) 98.7% ............................................                  4,876,802,845
  OTHER ASSETS, LESS LIABILITIES 1.3% ......................................................                     65,609,524
                                                                                                             --------------
  NET ASSETS 100.0% ........................................................................                 $4,942,412,369
                                                                                                             ==============

See Selected Portfolio Abbreviations on page 34.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assurance Inc.
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
HFAR   - Housing Finance Authority/Agency Revenue
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority/Agency Revenue
M      - Multi-Issuers
MBIA   - Municipal Bond Investors Assurance Corp.
MTA    - Metropolitan Transit Authority
PCR    - Pollution Control Revenue
PFAR   - Public Financing Authority Revenue
XLCA   - XL Capital Assurance

34 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2006 (unaudited)

Assets:
 Investments in securities:
  Cost ...................................................        $4,552,620,945
                                                                  --------------
  Value ..................................................        $4,876,802,845
 Cash ....................................................                36,256
 Receivables:
  Capital shares sold ....................................             6,551,609
  Interest ...............................................            67,037,236
                                                                  --------------
        Total assets .....................................         4,950,427,946
                                                                  --------------
Liabilities:
 Payables:
  Capital shares redeemed ................................             5,152,081
  Affiliates .............................................             2,792,323
 Accrued expenses and other liabilities ..................                71,173
                                                                  --------------
        Total liabilities ................................             8,015,577
                                                                  --------------
          Net assets, at value ...........................        $4,942,412,369
                                                                  ==============
Net assets consist of:
 Paid-in capital .........................................        $4,611,292,040
 Undistributed net investment income .....................             4,216,504
 Net unrealized appreciation (depreciation) ..............           324,181,900
 Accumulated net realized gain (loss) ....................             2,721,925
                                                                  --------------
          Net assets, at value ...........................        $4,942,412,369
                                                                  ==============

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

November 30, 2006 (unaudited)

CLASS A:
 Net assets, at value ................................................   $4,438,896,245
                                                                         ==============
 Shares outstanding ..................................................      372,672,650
                                                                         ==============
 Net asset value per share a .........................................   $        11.91
                                                                         ==============
 Maximum offering price per share (net asset value per share / 95.75%)   $        12.44
                                                                         ==============
CLASS B:
 Net assets, at value ................................................   $  199,823,060
                                                                         ==============
 Shares outstanding ..................................................       16,813,327
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        11.89
                                                                         ==============
CLASS C:
 Net assets, at value ................................................   $  255,430,910
                                                                         ==============
 Shares outstanding ..................................................       21,458,667
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        11.90
                                                                         ==============
ADVISOR CLASS:
 Net assets, at value ................................................   $   48,262,154
                                                                         ==============
 Shares outstanding ..................................................        4,050,040
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        11.92
                                                                         ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

36 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six-months ended November 30, 2006 (unaudited)

Investment income:
 Interest ..........................................................   $121,658,410
                                                                       ------------
Expenses:
 Management fees (Note 3a) .........................................     11,110,015
 Distribution fees (Note 3c)
  Class A ..........................................................      1,949,323
  Class B ..........................................................        659,819
  Class C ..........................................................        810,514
 Transfer agent fees (Note 3e) .....................................      1,008,468
 Custodian fees ....................................................         35,262
 Reports to shareholders ...........................................         60,521
 Registration and filing fees ......................................          8,663
 Professional fees (Note 3f) .......................................         46,357
 Trustees' fees and expenses .......................................         49,876
 Other .............................................................         99,285
                                                                       ------------
        Total expenses .............................................     15,838,103
                                                                       ------------
           Net investment income ...................................    105,820,307
                                                                       ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................      3,242,280
 Net change in unrealized appreciation (depreciation) on investments     75,279,416
                                                                       ------------
Net realized and unrealized gain (loss) ............................     78,521,696
                                                                       ------------
Net increase (decrease) in net assets resulting from operations ....   $184,342,003
                                                                       ============

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        ----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         NOVEMBER 30,
                                                                             2006            YEAR ENDED
                                                                          (UNAUDITED)       MAY 31, 2006
                                                                        ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................   $   105,820,307    $   214,388,660
  Net realized gain (loss) from investments .........................         3,242,280          4,640,502
  Net change in unrealized appreciation (depreciation) on investments        75,279,416       (126,939,190)
                                                                        ----------------------------------
Net increase (decrease) in net assets resulting from operations .....       184,342,003         92,089,972
                                                                        ----------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .........................................................       (95,808,341)      (193,369,520)
    Class B .........................................................        (3,926,631)        (8,446,424)
    Class C .........................................................        (4,771,717)        (9,189,670)
    Advisor Class ...................................................        (1,028,390)        (1,531,832)
                                                                        ----------------------------------
 Total distributions to shareholders ................................      (105,535,079)      (212,537,446)
                                                                        ----------------------------------
 Capital share transactions: (Note 2)
    Class A .........................................................        16,742,046        (38,268,025)
    Class B .........................................................       (10,612,359)       (18,377,349)
    Class C .........................................................         5,942,052         15,535,881
    Advisor Class ...................................................         3,193,545         14,651,665
                                                                        ----------------------------------
 Total capital share transactions ...................................        15,265,284        (26,457,828)
                                                                        ----------------------------------

 Redemption fees ....................................................             1,180              8,598
                                                                        ----------------------------------
        Net increase (decrease) in net assets .......................        94,073,388       (146,896,704)
Net assets
 Beginning of period ................................................     4,848,338,981      4,995,235,685
                                                                        ----------------------------------
 End of period ......................................................   $ 4,942,412,369    $ 4,848,338,981
                                                                        ==================================
Undistributed net investment income included in net assets:

 End of period ......................................................   $     4,216,504    $     3,931,276
                                                                        ==================================


38 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the
Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the


                                                          Semiannual Report | 39

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


40 | Semiannual Report

Franklin New York Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                    ------------------------------------------------------------
                                        SIX MONTHS ENDED                   YEAR ENDED
                                        NOVEMBER 30, 2006                  MAY 31, 2006
                                    ------------------------------------------------------------
                                      SHARES          AMOUNT          SHARES          AMOUNT
                                    ------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................    14,184,880    $ 166,749,347     25,080,334    $ 297,153,217
 Shares issued in reinvestment of
  distributions .................     4,809,032       56,383,435      9,620,287      113,898,434
 Shares redeemed ................   (17,578,980)    (206,390,736)   (37,933,640)    (449,319,676)
                                    ------------------------------------------------------------
 Net increase (decrease) ........     1,414,932    $  16,742,046     (3,233,019)   $ (38,268,025)
                                    ============================================================
CLASS B SHARES:

 Shares sold ....................        52,648    $     614,279        121,344    $   1,434,647
 Shares issued in reinvestment of
  distributions .................       221,479        2,591,984        474,757        5,612,998
 Shares redeemed ................    (1,177,437)     (13,818,622)    (2,153,006)     (25,424,994)
                                    ------------------------------------------------------------
 Net increase (decrease) ........      (903,310)   $ (10,612,359)    (1,556,905)   $ (18,377,349)
                                    ============================================================
CLASS C SHARES:

 Shares sold ....................     2,248,668    $  26,416,200      3,820,326    $  45,242,049
 Shares issued in reinvestment of
  distributions .................       263,041        3,082,960        512,503        6,066,879
 Shares redeemed ................    (2,005,829)     (23,557,108)    (3,023,098)     (35,773,047)
                                    ------------------------------------------------------------
 Net increase (decrease) ........       505,880    $   5,942,052      1,309,731    $  15,535,881
                                    ============================================================
ADVISOR CLASS SHARES:

 Shares sold ....................       486,886    $   5,719,684      1,640,727    $  19,387,499
 Shares issued in reinvestment of
  distributions .................         2,599           30,487          5,332           63,223
 Shares redeemed ................      (218,070)      (2,556,626)      (404,661)      (4,799,057)
                                    ------------------------------------------------------------
 Net increase (decrease) ........       271,415    $   3,193,545      1,241,398    $  14,651,665
                                    ============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

                                                          Semiannual Report | 41

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
     ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
             0.625%         Up to and including $100 million
             0.500%         Over $100 million, up to and including $250 million
             0.450%         Over $250 million, up to and including $10 billion
             0.440%         Over $10 billion, up to and including $12.5 billion
             0.420%         Over $12.5 billion, up to and including $15 billion
             0.400%         Over $15 billion, up to and including $17.5 billion
             0.380%         Over $17.5 billion, up to and including $20 billion
             0.360%         In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.10% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ..........................        0.65%
Class C ..........................        0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charge retained net of commisions paid to
  unaffillated broker/dealers ..............................      $414,102
Contingent deferred sales charges retained .................      $146,655


42 | Semiannual Report

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,008,468, of which $676,833 was retained by Investor Services.

F. OTHER AFFILIATED TRANSACTIONS

Included in professional fees are legal fees of $16,500 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2006, the Fund had tax basis capital losses of $86,395 expiring on May 31, 2009. During the year ended May 31, 2006, the Fund utilized $4,529,166 of capital loss carryforwards.

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................    $ 4,550,876,841
                                                        ===============

Unrealized appreciation ............................    $   331,916,879
Unrealized depreciation ............................         (5,990,875)
                                                        ---------------
Net unrealized appreciation (depreciation) .........    $   325,926,004
                                                        ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2006, aggregated $226,333,894 and $155,258,390, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York.


                                                          Semiannual Report | 43

Franklin New York Tax-Free Income Fund

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


44 | Semiannual Report

Franklin New York Tax-Free Income Fund

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 45

Franklin New York Tax-Free Income Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held July 13, 2006, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family


46 | Semiannual Report

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended May 31, 2006, as well as the previous ten years ended that date in comparison to a performance universe consisting of all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period as well as for each of the previous three-, five- and ten-year periods on an annualized basis was in the highest quintile of its Lipper performance universe. The Lipper report also showed the Fund's total return for the one-year period was in the second-highest quintile of such universe, and on an annualized basis was either in the highest or second-highest quintile of such universe during each of the previous three-, five- and ten-year periods. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other


                                                          Semiannual Report | 47

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the effective management fee rate for the Fund was below the median of its Lipper expense group, while its actual total expenses were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

48 | Semiannual Report

Franklin New York Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; 0.45% on the next $9.75 billion of net assets; 0.44% on the next $2.5 billion of net assets; and thereafter declines by 0.02% for each subsequent $2.5 billion of net assets until it reaches a final breakpoint of 0.36% for assets in excess of $20 billion. The Fund's net assets were approximately $4.8 billion at May 31, 2006, and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 49

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
 Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
 Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
New York Intermediate-Term
 Tax-Free Income Fund

STATE-SPECIFIC

Alabama                      Michigan 7
Arizona                      Minnesota 7
California 8                 Missouri
Colorado                     New Jersey
Connecticut                  New York 8
Florida 8                    North Carolina
Georgia                      Ohio 7
Kentucky                     Oregon
Louisiana                    Pennsylvania
Maryland                     Tennessee
Massachusetts 7              Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. 09/06

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                               Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

115 S2006 01/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A+

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2007